CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Share capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Cost of Company shares held by subsidiaries [Member]	Retained earnings (Accumulated deficit) [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2011	$ 15,595	$ 56	$ 126,544	$ (1,537)	$ (9,455)	$ (100,764)	$ 751
Balance, shares at Dec. 31, 2011		6,310,978
Net loss	(11,077)					(11,428)	351
Sale of subsidiary	(1,013)						(1,013)
Stock based compensation	1,702		1,702
Conversions of loans and derivatives to equity, value	9,600	36	9,564
Conversions of loans and derivatives to equity, shares		3,678,392
Exercise of warrants	282	0	282
Exercise of warrants, shares		76,758
Vested RSUs	0	5	(2,744)		2,739
Vested RSUs, shares		563,125
Balance at Dec. 31, 2012	15,089	97	135,348	(1,537)	(6,716)	(112,192)	89
Balance, shares at Dec. 31, 2012		10,629,253
Net loss	(1,134)					(1,355)	221
Stock based compensation	252		252
Vested RSUs		1	(1)
Vested RSUs, shares		71,725
Balance at Jun. 30, 2013	$ 14,207	$ 98	$ 135,599	$ (1,537)	$ (6,716)	$ (113,547)	$ 310
Balance, shares at Jun. 30, 2013		10,700,978